Document and Entity Information	Dec. 14, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 14, 2023
Entity Registrant Name	Banzai International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39826
Entity Tax Identification Number	85-3118980
Entity Address Address Line 1	435 Ericksen Ave
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Bainbridge Island
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98110
City Area Code	206
Local Phone Number	414-1777
Entity Information Former Legal Or Registered Name	7GC & Co. Holdings Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001826011
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	388 Market Street
Entity Address Address Line 2	Suite 1300
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94111
Class A Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	BNZI
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	BNZIW
Security Exchange Name	NASDAQ